Profit Before Income Tax Expense - Summary of Profit Before Income Tax Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Dividend income from available-for-sale financial assets	¥ 42	¥ 60	¥ 288
Reversal of provision for impairment of receivables	37	62	99
Reversal of write down in inventories	49	75	59
Government grants	9,102	8,509	7,906
Remeasurement to fair value of pre-existing interest in acquiree			22,807
Gain on disposal of investment in subsidiaries	613	24,674	280
Amortization of intangible and other assets	4,495	4,896	4,141
Auditors' remuneration	53	53	53
Cost of inventories recognized as expense	1,560,361	1,217,131	1,282,039
Provision for impairment of receivables	3,291	1,671	173
Loss on disposal of property, plant and equipment	4,939	7,972	4,661
Operating lease expenses	20,073	19,027	16,786
Research and development expenses	12,323	11,227	11,856
Write down in inventories	¥ 1,118	¥ 2,709	¥ 3,394